Note 8 - Deposits - Composition of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-interest bearing deposits	$ 299,112	$ 302,707
NOW and money market accounts	515,337	451,809
Savings deposits	133,030	127,217
Time deposits, $250,000 or more	44,370	68,270
Other time deposits	134,553	161,889
Total deposits	$ 1,126,402	$ 1,111,892